UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	02/28/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Select Managers Small Cap Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
February 28, 2017 (Unaudited)

Common Stocks - 97.0%	Shares		Value ($)
Automobiles & Components - 2.4%
Cooper-Standard Holding	5,648	[a]	632,576
Dorman Products	33,103	[a,b]	2,587,330
Gentex	39,815		837,309
Horizon Global	29,848	[a]	545,621
LCI Industries	57,428		6,184,996
Standard Motor Products	16,211		777,642
Thor Industries	6,402		709,470
Visteon	20,260	[a]	1,877,494
Winnebago Industries	19,818		653,994
			14,806,432
Banks - 5.0%
BancFirst	6,715	[b]	640,275
Bank of the Ozarks	135,496		7,415,696
BankUnited	18,824		745,995
BofI Holding	152,527	[a,b]	4,810,702
Boston Private Financial Holdings	37,755		649,386
Central Pacific Financial	20,757		655,506
Chemical Financial	13,908		740,879
Columbia Banking System	20,361		812,200
First Hawaiian	26,606		842,878
Home BancShares	48,416	[b]	1,362,426
IBERIABANK	8,012		679,017
Independent Bank Group	11,988		758,840
Meta Financial Group	6,227		533,031
OceanFirst Financial	27,917		814,897
Pacific Premier Bancorp	20,640	[a]	825,600
Preferred Bank	15,935		894,591
Synovus Financial	24,068		1,016,151
Texas Capital Bancshares	38,600	[a]	3,441,190
Univest Corporation of Pennsylvania	24,121		671,770
Walker & Dunlop	20,161	[a]	819,545
Western Alliance Bancorp	20,299	[a]	1,048,240
Wintrust Financial	10,179		750,192
			30,929,007

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Capital Goods - 9.4%
AAON	37,826		1,272,845
Aerovironment	22,337	[a,b]	603,546
Albany International, Cl. A	20,665		937,158
Apogee Enterprises	18,852	[b]	1,077,957
Argan	11,308		779,121
Astec Industries	32,052	[b]	2,024,725
Barnes Group	43,385		2,174,022
Beacon Roofing Supply	72,023	[a]	3,272,725
Chart Industries	18,678	[a]	664,750
CIRCOR International	12,453		773,456
Cubic	12,817		673,533
Curtiss-Wright	7,463		730,105
DigitalGlobe	28,668	[a]	907,342
Donaldson	44,015		1,890,444
Dycom Industries	3,120	[a,b]	256,402
EMCOR Group	10,013		615,599
Encore Wire	18,994		902,215
Esterline Technologies	10,878	[a]	967,054
Gibraltar Industries	44,916	[a]	1,861,768
Granite Construction	22,595		1,197,761
Griffon	28,308		711,946
H&E Equipment Services	36,360		954,086
HEICO	9,375		770,156
John Bean Technologies	20,569		1,838,869
Kennametal	47,215		1,751,204
KLX	15,279	[a]	769,145
Kratos Defense & Security Solutions	85,038	[a]	701,564
Masonite International	29,975	[a]	2,341,047
Mercury Systems	47,152	[a]	1,761,599
Middleby	18,881	[a]	2,618,984
MRC Global	49,847	[a]	1,007,408
Mueller Water Products, Cl. A	54,382		673,793
Nordson	6,653		798,626
Oshkosh	10,781		731,922
Patrick Industries	8,553	[a]	682,957
Proto Labs	35,953	[a,b]	1,963,034
Quanta Services	68,087	[a]	2,541,007
Raven Industries	29,791		880,324
RBC Bearings	24,777	[a]	2,311,694
Rush Enterprises, Cl. A	24,108	[a]	831,244

Common Stocks - 97.0% (continued)	Shares		Value ($)
Capital Goods - 9.4% (continued)
SiteOne Landscape Supply	22,143	[b]	868,227
Sun Hydraulics	18,367		679,579
Timken	19,979		883,072
Titan International	67,517		893,925
Trex	12,894	[a]	876,921
Tutor Perini	43,404	[a]	1,321,652
WESCO International	10,732	[a]	745,874
Woodward	29,178		2,055,590
			58,547,977
Commercial & Professional Services - 4.5%
Advisory Board	86,935	[a]	3,912,075
CEB	57,498		4,458,970
Exponent	33,896		1,947,325
Franklin Covey	28,470	[a]	511,037
Healthcare Services Group	82,014	[b]	3,393,739
Hudson Technologies	89,503	[a]	640,841
Huron Consulting Group	49,942	[a]	2,169,980
ICF International	6,618	[a]	284,243
InnerWorkings	23,680	[a]	229,933
McGrath RentCorp	19,679		740,521
Mobile Mini	14,097		458,857
Ritchie Bros Auctioneers	17,813		600,120
Tetra Tech	122,904		4,946,886
The Brink's Company	18,032		963,810
TransUnion	19,889	[a]	737,683
Viad	15,711		741,559
WageWorks	17,119	[a]	1,318,163
			28,055,742
Consumer Durables & Apparel - 1.8%
Brunswick	13,110		785,158
Callaway Golf	145,069		1,466,648
Cavco Industries	7,728	[a]	921,564
G-III Apparel Group	31,385	[a]	807,536
Hooker Furniture	19,059		628,947
iRobot	14,324	[a,b]	817,614
Kate Spade & Company	42,549	[a]	1,015,219
Nautilus	73,617	[a,b]	1,185,234
Oxford Industries	25,347		1,424,755
Perry Ellis International	26,585	[a]	619,165
TopBuild	21,602	[a]	906,852

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Consumer Durables & Apparel - 1.8% (continued)
Universal Electronics	13,552	[a]	931,022
			11,509,714
Consumer Services - 6.3%
Belmond, Cl. A	63,215	[a]	818,634
Bojangles'	37,285	[a]	784,849
Bravo Brio Restaurant Group	31,533	[a]	126,132
Bright Horizons Family Solutions	49,241	[a]	3,403,046
Buffalo Wild Wings	20,932	[a]	3,244,460
Century Casinos	115,579	[a]	790,560
Cheesecake Factory	69,106		4,218,921
Chuy's Holdings	40,742	[a]	1,161,147
ClubCorp Holdings	53,592		916,423
Dave & Buster's Entertainment	57,468	[a]	3,286,595
Del Taco Restaurants	61,786	[a]	766,764
Grand Canyon Education	34,178	[a]	2,097,846
Jack in the Box	5,731		537,052
Panera Bread, Cl. A	14,847	[a,b]	3,426,688
Planet Fitness, Cl. A	108,552	[b]	2,334,954
Popeyes Louisiana Kitchen	13,823	[a]	1,092,155
SeaWorld Entertainment	34,727		669,189
Shake Shack, Cl. A	8,767	[a,b]	314,122
Strayer Education	9,092		704,994
Texas Roadhouse	35,707		1,510,406
Vail Resorts	28,181		5,105,834
Wendy's	82,798	[b]	1,154,204
Wingstop	25,388		667,704
			39,132,679
Diversified Financials - 2.7%
Associated Capital Group, Cl. A	12,716		474,307
CBOE Holdings	9,031		704,870
Evercore Partners, Cl. A	44,386		3,530,906
FactSet Research Systems	8,958	[b]	1,593,628
Financial Engines	16,135		714,781
GAMCO Investors, Cl. A	12,858		383,040
Hercules Capital	43,923		650,500
MarketAxess Holdings	22,364		4,366,124
Moelis & Co., Cl. A	50,668		1,864,582
PRA Group	49,073	[a,b]	2,002,178
WisdomTree Investments	69,034	[b]	628,900
			16,913,816

Common Stocks - 97.0% (continued)	Shares		Value ($)
Energy - 2.2%
Callon Petroleum	102,822	[a]	1,297,614
Dril-Quip	13,553	[a,b]	831,477
Fairmount Santrol Holdings	63,553	[a]	602,482
Forum Energy Technologies	75,771	[a,b]	1,644,231
Green Plains	28,841		722,467
Matador Resources	33,060	[a,b]	795,754
Oasis Petroleum	48,946	[a,b]	693,075
Parsley Energy, Cl. A	17,151	[a]	521,219
Patterson-UTI Energy	40,242	[b]	1,111,484
PDC Energy	10,482	[a,b]	708,478
Pioneer Energy Services	92,400	[a]	485,100
Resolute Energy	30,657	[a,b]	1,427,083
Ring Energy	54,135	[a]	669,109
RSP Permian	13,273	[a]	524,151
Sanchez Energy	56,052	[a,b]	644,598
Smart Sand	36,388		624,782
US Silica Holdings	11,315		572,200
			13,875,304
Exchange-Traded Funds - 1.1%
iShares Russell 2000 ETF	49,813	[b]	6,866,224
Food & Staples Retailing - .4%
Natural Grocers by Vitamin Cottage	20,846	[a,b]	251,611
Smart & Final Stores	84,679	[a,b]	1,181,272
United Natural Foods	19,093	[a]	821,954
			2,254,837
Food, Beverage & Tobacco - 1.1%
Calavo Growers	5,432		306,365
Farmer Brothers	20,955	[a]	684,705
Freshpet	36,209	[a]	365,711
Hain Celestial Group	61,726	[a]	2,183,866
Hostess Brands	63,114	[a]	961,226
J&J Snack Foods	15,231		2,037,908
			6,539,781
Health Care Equipment & Services - 9.4%
ABIOMED	33,808	[a]	3,988,330
athenahealth	7,134	[a,b]	841,313
BioTelemetry	69,732	[a]	1,774,679
Cantel Medical	47,110		3,868,202
Cardiovascular Systems	30,968	[a]	879,491
Chemed	5,345	[b]	954,350

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Health Care Equipment & Services - 9.4% (continued)
Cotiviti Holdings	18,408		689,932
Diplomat Pharmacy	12,420	[a]	168,291
Glaukos	53,521	[a]	2,435,205
Globus Medical, Cl. A	58,491	[a,b]	1,626,635
Haemonetics	25,600	[a]	955,648
HealthEquity	56,273	[a,b]	2,459,130
HealthStream	23,467	[a]	574,237
Hill-Rom Holdings	11,704		777,731
Inovalon Holdings, Cl. A	20,605	[a,b]	247,260
K2M Group Holdings	68,326	[a]	1,369,936
Masimo	58,966	[a]	5,328,168
Medidata Solutions	44,351	[a]	2,480,108
Merit Medical Systems	24,415	[a]	751,982
Natus Medical	37,301	[a]	1,381,070
Neogen	45,140	[a]	2,927,780
Nevro	34,990	[a]	3,358,690
Novadaq Technologies	33,720	[a]	244,807
NuVasive	6,505	[a,b]	486,314
NxStage Medical	93,281	[a]	2,664,105
Omnicell	42,106	[a]	1,601,081
OraSure Technologies	82,732	[a]	927,426
Penumbra	20,993	[a,b]	1,612,262
Spectranetics	17,082	[a]	475,307
Surgery Partners	6,993	[a]	157,343
Teladoc	78,212	[a,b]	1,724,575
Teleflex	16,457		3,146,249
Tivity Health	29,589	[a]	855,122
U.S. Physical Therapy	6,712		507,763
Veeva Systems, Cl. A	29,606	[a]	1,293,486
Vocera Communications	32,391	[a]	670,170
West Pharmaceutical Services	4,848		399,815
Wright Medical Group	30,518	[a,b]	850,842
Zeltiq Aesthetics	13,720	[a]	759,539
			58,214,374
Household & Personal Products - .2%
Central Garden & Pet	16,737	[a,b]	564,874
Inter Parfums	20,754		718,088
Medifast	6,006		269,309
			1,552,271

Common Stocks - 97.0% (continued)	Shares		Value ($)
Insurance - .5%
AMERISAFE	12,222		785,875
Infinity Property & Casualty	8,447		796,130
Kinsale Captial Group	14,253		418,326
Primerica	9,887		798,375
			2,798,706
Materials - 3.0%
Balchem	36,853		3,212,476
Berry Plastics Group	46,429	[a]	2,336,772
Commercial Metals	67,623		1,428,874
Eagle Materials	7,761		804,893
Ferro	65,807	[a]	921,298
Ferroglobe	80,868		872,566
Innospec	9,954	[b]	649,996
Kaiser Aluminum	8,171		644,120
KapStone Paper & Packaging	35,397		799,972
Louisiana-Pacific	32,203	[a]	759,347
Neenah Paper	3,136		229,712
Scotts Miracle-Gro	8,111		735,100
Sensient Technologies	29,476		2,356,311
Summit Materials, Cl. A	90,960	[a]	2,173,034
US Concrete	11,741	[a,b]	739,683
			18,664,154
Media - .6%
AMC Entertainment Holdings, Cl. A	20,364		638,411
MDC Partners, Cl. A	114,206	[b]	999,303
New York Times, Cl. A	41,546		598,262
Nexstar Media Group	12,129		836,295
Time	39,895		700,157
			3,772,428
Pharmaceuticals, Biotechnology & Life Sciences - 10.5%
Achaogen	85,452	[a,b]	2,003,849
Aclaris Therapeutics	33,089	[a]	1,033,370
Aerie Pharmaceuticals	67,062	[a,b]	3,175,386
Array BioPharma	59,519	[a,b]	684,469
AveXis	11,497	[b]	704,996
Bio-Rad Laboratories, Cl. A	5,093	[a]	991,302
BioSpecifics Technologies	23,599	[a]	1,247,679
Bio-Techne	26,466		2,813,865
Bluebird Bio	20,781	[a,b]	1,821,455
Cambrex	24,825	[a]	1,398,889

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 10.5% (continued)
Cara Therapeutics	48,165	[a,b]	772,085
Clovis Oncology	38,519	[a]	2,226,783
Corcept Therapeutics	18,883	[a]	169,758
Dermira	29,490	[a,b]	993,518
Eagle Pharmaceuticals	8,854	[a,b]	679,013
Emergent BioSolutions	98,401	[a]	3,087,823
Exact Sciences	72,766	[a,b]	1,565,924
Exelixis	103,983	[a,b]	2,238,754
Five Prime Therapeutics	7,020	[a]	322,007
Global Blood Therapeutics	29,790	[a,b]	829,652
GW Pharmaceuticals, ADR	3,440	[a,b]	429,243
Heska	16,967	[a]	1,573,520
INC Research Holdings, Cl. A	11,680	[a]	509,832
Keryx Biopharmaceuticals	249,825	[a,b]	1,256,620
Kite Pharma	9,060	[a,b]	641,176
Lexicon Pharmaceuticals	27,974	[a,b]	448,983
Ligand Pharmaceuticals	52,347	[a,b]	5,477,067
Loxo Oncology	29,240	[a]	1,299,426
Medicines	16,396	[a]	859,478
NanoString Technologies	27,890	[a]	526,284
Nektar Therapeutics	235,583	[a]	3,081,426
NeoGenomics	66,442	[a,b]	536,187
Neurocrine Biosciences	13,505	[a]	596,381
Pacira Pharmaceuticals	24,947	[a,b]	1,090,184
PAREXEL International	25,868	[a]	1,673,401
Portola Pharmaceuticals	16,774	[a,b]	581,722
Progenics Pharmaceuticals	250,890	[a,b]	2,820,004
REGENXBIO	31,040	[a]	571,136
Repligen	30,288	[a]	954,375
Sage Therapeutics	14,171	[a,b]	955,125
Supernus Pharmaceuticals	194,050	[a]	4,987,085
Synergy Pharmaceuticals	239,515	[a,b]	1,386,792
TESARO	19,435	[a,b]	3,660,971
Ultragenyx Pharmaceutical	4,579	[a]	389,581
			65,066,576
Real Estate - .5%
CoreSite Realty	15,831	[b,c]	1,425,898
Four Corners Property Trust	31,207	[c]	692,171
MGM Growth Properties, Cl. A	20,106	[b,c]	511,095

Common Stocks - 97.0% (continued)	Shares		Value ($)
Real Estate - .5% (continued)
RE/MAX Holdings, Cl. A	11,474		659,755
			3,288,919
Retailing - 3.7%
Big Lots	16,679	[b]	856,300
Burlington Stores	22,039	[a]	1,961,691
Core-Mark Holding	25,477		828,512
Five Below	18,195	[a]	701,417
Hibbett Sports	22,280	[a,b]	657,260
LKQ	29,770	[a]	940,137
Monro Muffler Brake	48,772		2,804,390
Nutrisystem	43,801		2,036,746
Ollie's Bargain Outlet Holdings	33,352	[a,b]	1,045,585
Pool	55,560		6,373,288
Shutterfly	78,202	[a]	3,548,807
Tile Shop Holdings	74,842		1,317,219
			23,071,352
Semiconductors & Semiconductor Equipment - 6.3%
Advanced Energy Industries	11,182	[a]	694,402
Advanced Micro Devices	47,119	[a,b]	681,341
AXT	110,590	[a]	785,189
Brooks Automation	36,389		759,075
Cabot Microelectronics	5,148		356,345
Cavium	30,933	[a]	2,026,421
CEVA	156,401	[a]	5,223,793
CyberOptics	18,053	[a]	621,023
Cypress Semiconductor	276,904	[b]	3,674,516
Entegris	50,894	[a]	1,078,953
FormFactor	88,461	[a]	942,110
Impinj	63,820	[b]	1,809,935
Inphi	49,887	[a]	2,341,696
Integrated Device Technology	104,501	[a]	2,498,619
Kulicke & Soffa Industries	36,512	[a]	747,401
MACOM Technology Solutions Holdings	29,796	[a]	1,373,298
MaxLinear, Cl. A	67,842	[a]	1,766,606
Microsemi	28,459	[a]	1,474,745
MKS Instruments	12,080	[b]	792,448
Monolithic Power Systems	25,568		2,249,217
Nanometrics	47,550	[a]	1,293,835
ON Semiconductor	141,407	[a]	2,139,488
PDF Solutions	55,754	[a,b]	1,192,021

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 6.3% (continued)
Power Integrations	8,943		565,198
Semtech	22,961	[a]	768,045
Silicon Laboratories	10,105	[a]	682,088
Ultra Clean Holdings	70,030	[a]	969,916
			39,507,724
Software & Services - 16.7%
2U	81,148	[a,b]	2,965,959
ACI Worldwide	74,272	[a]	1,453,503
Actua	163,768	[a]	2,243,622
Acxiom	80,718	[a]	2,302,077
Aspen Technology	13,459	[a,b]	782,506
Attunity	43,020	[a]	376,425
Bazaarvoice	75,087	[a]	334,137
Blackbaud	36,651		2,621,280
Bottomline Technologies	42,798	[a]	1,067,810
Box, Cl. A	55,223	[a]	973,029
Callidus Software	61,311	[a]	1,155,712
Cass Information Systems	7,059		460,035
ChannelAdvisor	15,477	[a]	166,378
Cimpress	40,228	[a,b]	3,226,688
CoStar Group	4,562	[a]	926,907
Criteo, ADR	133,816	[a,b]	6,286,676
CyberArk Software	19,300	[a]	976,194
Descartes Systems Group	47,923	[a]	1,008,779
Ellie Mae	24,902	[a]	2,379,635
Envestnet	59,490	[a,b]	2,299,288
Everbridge	90,755	[b]	1,727,975
ExlService Holdings	47,523	[a]	2,122,377
Fair Isaac	16,301		2,120,271
Five9	53,431	[a]	850,087
Genpact	34,495		836,159
GTT Communications	40,390	[a,b]	1,126,881
HubSpot	39,941	[a]	2,376,489
IAC/InterActiveCorp	10,299	[a]	761,508
j2 Global	37,562	[b]	3,058,298
Leidos Holdings	8,140		433,862
MAXIMUS	61,755		3,684,921
MINDBODY, Cl. A	88,065	[a,b]	2,338,126
MiX Telematics, ADR	58,292		415,622
Monotype Imaging Holdings	21,603		435,300

Common Stocks - 97.0% (continued)	Shares		Value ($)
Software & Services - 16.7% (continued)
New Relic	79,128	[a]	2,783,723
Paycom Software	74,116	[a,b]	3,989,664
Paylocity Holding	14,205	[a]	500,868
Pegasystems	21,173	[b]	910,439
Points International	53,023	[a]	375,403
Proofpoint	41,163	[a,b]	3,242,410
PROS Holdings	20,955	[a]	486,785
PTC	16,400	[a]	883,796
Quotient Technology	99,602	[a,b]	1,185,264
RealPage	64,951	[a]	2,192,096
Science Applications International	18,324	[b]	1,593,638
Shopify, Cl. A	12,120	[a]	717,625
Shutterstock	54,407	[a,b]	2,372,689
SPS Commerce	13,299	[a]	735,834
Square, Cl. A	70,977	[a]	1,229,322
Stamps.com	57,728	[a,b]	7,279,501
TrueCar	67,530	[a,b]	949,472
Tyler Technologies	23,073	[a]	3,499,020
Ultimate Software Group	17,816	[a]	3,445,436
Verint Systems	12,035	[a]	454,321
Wix.com	45,437	[a]	2,830,725
WNS Holdings, ADR	89,678	[a]	2,533,403
Yelp	12,759	[a]	429,978
Zendesk	90,426	[a,b]	2,462,300
Zix	162,622	[a]	814,736
			104,192,964
Technology Hardware & Equipment - 5.9%
ADTRAN	36,731		776,861
Applied Optoelectronics	20,511	[a]	941,865
Belden	11,026		778,987
CalAmp	83,768	[a]	1,357,879
Celestica	95,109	[a]	1,258,292
Cognex	51,351		3,944,270
Coherent	17,967	[a]	3,280,415
Digi International	24,380	[a]	299,874
EchoStar, Cl. A	17,149	[a]	913,527
Electronics For Imaging	48,427	[a]	2,231,032
ePlus	13,909	[a]	1,765,748
Finisar	17,180	[a]	575,186
II-VI	58,707	[a]	2,089,969

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 5.9% (continued)
Infinera	90,582	[a,b]	982,815
InterDigital	6,520		548,006
IPG Photonics	6,438	[a]	761,615
Itron	6,004	[a]	388,459
Ituran Location and Control	20,059		561,652
Littelfuse	14,867		2,400,277
Lumentum Holdings	24,700	[a]	1,133,730
National Instruments	40,852		1,317,068
Oclaro	171,782	[a]	1,460,147
Orbotech	57,602	[a]	1,736,700
Rogers	8,400	[a]	693,084
Stratasys	17,146	[a]	338,976
Tech Data	7,950	[a]	691,650
TTM Technologies	33,765	[a]	545,642
Universal Display	27,442		2,328,454
Viavi Solutions	77,783	[a]	779,386
			36,881,566
Telecommunication Services - .5%
Boingo Wireless	130,271	[a]	1,421,257
ORBCOMM	71,040	[a]	608,813
Vonage Holdings	128,081	[a]	771,048
Zayo Group Holdings	11,391	[a]	359,044
			3,160,162
Transportation - 2.1%
Allegiant Travel	14,392		2,505,647
Echo Global Logistics	96,665	[a]	2,112,130
Genesee & Wyoming, Cl. A	16,469	[a]	1,221,012
Hub Group, Cl. A	23,546	[a]	1,189,073
Marten Transport	88,874		2,181,857
Old Dominion Freight Line	9,221	[b]	846,119
SkyWest	21,123		742,473
XPO Logistics	43,316	[a]	2,208,683
			13,006,994
Utilities - .2%
American States Water	20,947	[b]	936,750
Total Common Stocks (cost $472,852,251)			603,546,453
Investment of Cash Collateral for Securities Loaned - 10.6%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $66,360,580)	66,360,580	[d]	66,360,580

Total Investments (cost $539,212,831)	107.6%	669,907,033
Liabilities, Less Cash and Receivables	(7.6%)	(47,502,213)
Net Assets	100.0%	622,404,820

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At February 28, 2017, the value of the fund’s securities on loan was $103,188,032 and the value of the collateral held by the fund was $107,063,906, consisting of cash collateral of $66,360,580 and U.S. Government & Agency securities valued at $40,703,326.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	16.7
Money Market Investment	10.6
Pharmaceuticals, Biotechnology & Life Sciences	10.5
Capital Goods	9.4
Health Care Equipment & Services	9.4
Semiconductors & Semiconductor Equipment	6.3
Consumer Services	6.3
Technology Hardware & Equipment	5.9
Banks	5.0
Commercial & Professional Services	4.5
Retailing	3.7
Materials	3.0
Diversified Financials	2.7
Automobiles & Components	2.4
Energy	2.2
Transportation	2.1
Consumer Durables & Apparel	1.8
Exchange-Traded Funds	1.1
Food, Beverage & Tobacco	1.1
Media	.6
Real Estate	.5
Telecommunication Services	.5
Insurance	.5
Food & Staples Retailing	.4
Household & Personal Products	.2
Utilities	.2
107.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

	Level 1	Level 2 - Other
	Unadjusted	Significant	Level 3 Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic
Common Stocks†	569,204,237	-	-	569,204,237
Equity Securities - Foreign Common
Stocks†	27,475,992	-	-	27,475,992
Exchange-Traded Funds	6,866,224	-	-	6,866,224
Registered Investment Company	66,360,580	-	-	66,360,580

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2017, accumulated net unrealized appreciation on investments was $130,694,202, consisting of $144,850,165 gross unrealized appreciation and $14,155,963 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)